TAXATION - Reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
Loss before income taxes			¥ (669,580)	¥ (555,594)
Income tax computed at the tax rate of 25%	¥ (98,237)		(167,396)	(138,899)
Effect of different tax rates in different jurisdictions	8,663		12,338	(5,178)
Non-deductible expenses	(6,825)		14,108	18,287
Non-taxable income	4,066		(1,027)	(6,447)
Statutory income (expense)	39,018		(14,740)	51,631
Interest and penalty	163		(2,473)	(6,121)
Deferred tax expense	1,996		11,929	3,357
Changes of valuation allowance	57,023		128,716	58,030
Withholding tax	197		1,040	767
Income tax expense	¥ 6,064	$ 867	¥ (17,505)	¥ (24,573)
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%